Principal
Payment
28,622,030.96
0.00
0.00

0.00
28,622,030.96
Interest per
Total
544,011.63
$29,166,042.59
Class A-3 Notes
0.620000%
276,416.67
0.516667
276,416.67
Class A-4 Notes
0.760000%
63,843.17
0.633333
63,843.17
Class A-1 Notes
0.260000%
27,085.12
0.099578
28,649,116.08
Class A-2 Notes
0.530000%
176,666.67
0.441667
176,666.67
Current Overcollateralization Amount
290,449,091.26
18.50%
Interest Rate
Interest Payment
$1000 Face Amount
Amount
Percentage
Initial Overcollateralization Amount
262,190,087.88
16.70%
Target Overcollateralization Amount
290,449,091.26
18.50%
present value of lease payments
550,321,585.65
427,520,006.57
402,365,223.68
present value of Base Residual Value
1,019,673,502.23
1,028,052,937.04
1,024,585,688.97
Overcollateralization
262,190,087.88
290,449,091.26
290,449,091.26
Total Securitization Value
1,569,995,087.88
1,455,572,943.61
1,426,950,912.65
Class A-4 Notes
100,805,000.00
100,805,000.00
100,805,000.00
0.000000
Total Note Balance
1,307,805,000.00
1,165,123,852.35
1,136,501,821.39
Class A-2 Notes
400,000,000.00
400,000,000.00
400,000,000.00
0.000000
Class A-3 Notes
535,000,000.00
535,000,000.00
535,000,000.00
0.000000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
272,000,000.00
129,318,852.35
100,696,821.39
105.228055
15-Apr-2014 Actual/360 Days
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Mar-2014
15-Apr-2014
30/360 Days
30
Record Date
14-Apr-2014
Payment Date
15-Apr-2014
Interest Period of the Class A-1 Notes (from... to)
17-Mar-2014
5
Collection Period (from... to)
1-Mar-2014
31-Mar-2014
Dates
Determination Date
11-Apr-2014
Mercedes-Benz Auto Lease Trust 2013-B
Investor Report
Collection Period Ended   31-Mar-2014
Amounts in USD
Collection Period No.
Summary
Note
Factor
0.370209
1.000000
1.000000
Initial
Beginning
Ending
Principal per $1000
1.000000
105.327633
0.441667
0.516667
0.633333
Interest & Principal
Interest & Principal
per $1000 Face Amount
Payment

Distribution Detail
Amount Paid
Shortfall
Principal Distribution Amount
28,622,030.96
28,622,030.96
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
28,622,030.96
28,622,030.96
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
544,011.63
544,011.63
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
276,416.67
276,416.67
0.00
thereof on Class A-4 Notes
63,843.17
63,843.17
0.00
thereof on Class A-1 Notes
27,085.12
27,085.12
0.00
thereof on Class A-2 Notes
176,666.67
176,666.67
0.00
0.00
0.00
0.00
Monthly Interest Distributable Amount
544,011.63
544,011.63
0.00
Amount Due
Total Servicing Fee
1,212,977.45
1,212,977.45
0.00
Total Trustee Fee
Reserve Account Draw Amount
0.00
Total Distribution
6,935,092.85
37,314,112.89
Total Available Funds
37,314,112.89
Investment Earnings
207.13
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Collections
37,314,112.89
(9) Excess Collections to Certificateholders
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Excess mileage included in Net Sales Proceeds
38,827.47
(4) Priority Principal Distribution Amount
Subtotal
37,313,905.76
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Lease Payments Received
26,297,262.23
(1) Total Servicing Fee
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
304,633.66
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
10,712,009.87
Available Funds
Distributions
1,212,977.45
0.00
0.00
544,011.63
0.00
0.00
28,622,030.96
Excess wear and tear included in Net Sales Proceeds
2,453.49
(3) Interest Distributable Amount Class A Notes

Notice to Investors
Cumulative Turn-in Ratio
72.33%
Proportion of base prepayment assumption realized life to date
128.41%
Actual lifetime prepayment speed
0.42%
Weighted Average Seasoning (months)
9.84
15.63
Aggregate Base Residual Value
1,159,889,424.74
1,127,904,649.33
Weighted Average Securitization Rate
6.79%
6.78%
Weighted Average Remaining Term (months)
24.32
18.51
Securitization Value end of Collection Period
1,426,950,912.65
36,351
Pool Factor
90.89%
As of Cutoff Date
Current
Terminations- Scheduled
275,870.87
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,188,097.71
Securitization Value beginning of Collection Period
1,455,572,943.61
36,649
Principal portion of lease payments
17,614,610.00
Terminations- Early
9,543,452.38
Investment Earnings for the Collection Period
207.13
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,569,995,087.88
37,363
Pool Statistics
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
40.64
Net Investment Earnings on the Exchange Note
Collection Account
166.49
minus Net Investment Earnings
40.64
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
7,849,975.44
Reserve Fund Amount - Beginning Balance
7,849,975.44
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
40.64
Reserve Fund
Reserve Fund Required Amount
7,849,975.44

Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.191%)
Less sales proceeds and other payments received during
Collection Period
10,789,460.11
Current Residual Loss / (Gain)
(570,452.91)
Cumulative Residual Loss / (Gain)
(2,999,746.20)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.025%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
10,219,007.20
Less Recoveries
68,379.55
Current Net Credit Loss / (Gain)
193,592.67
Cumulative Net Credit Loss / (Gain)
397,873.19
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
788,413.76
Less Liquidation Proceeds
526,441.54
91-120 Days Delinquent
289,739.90
7
0.02%
Total
1,426,950,912.65
36,351
100.00%
31-60 Days Delinquent
1,614,080.35
41
0.11%
61-90 Days Delinquent
160,856.67
4
0.01%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
1,424,886,235.73
36,299
99.86%